Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of contractual repayment dates of financial liabilities, including estimated interest payments
	December 31, 2017
	Carrying	Contractual				2022
	amount	cash flow	2017	2018	2019-2021	and later
	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative financial liabilities
Trade and other payables	1,612	1,612	1,612	-	-	-
Bank loans	5,093	5,813	855	776	2,388	1,794
Debentures	10,011	11,390	1,511	1,505	4,349	4,025

Total	16,716	18,815	3,978	2,281	6,737	5,819

Financial liabilities for derivative instruments
Forward contracts on the CPI	200	200	41	47	112	-

Schedule of exposure to linkage and foreign currency risk
	December 31, 2016
			Foreign
			currency
		Israeli	linked (mainly
	Unlinked	CPI-linked	U.S. dollars)
	NIS	NIS	NIS

Current assets
Cash and cash equivalents	778	-	32
Trade receivables	1,954	18	28
Other receivables	20	48	-
Investments including derivatives	896	76	269
Total current assets	3,648	142	329

Non-current assets
Trade and other receivables	429	215	-
Total non-current assets	429	215	-

Total assets	4,077	357	329

Current liabilities
Debentures, loans and borrowings	1,668	513	-
Trade and other payables	1,340	77	203
Total current liabilities	3,008	590	203

Non-current liabilities
Debentures and bank loans	7,667	4,574	-
Other liabilities including derivatives	-	176	9
Total non-current liabilities	7,667	4,750	9

Total liabilities	10,675	5,340	212

Total exposure in the statement of financial position	(6,598)	(4,983)	117

Forward transactions	(2,456)	2,184	272

	December 31, 2017
			Foreign
			currency
		Israeli	linked (mainly
	Unlinked	CPI-linked	U.S. dollars)
	NIS	NIS	NIS
Current assets
Cash and cash equivalents	2,334	-	74
Trade receivables	1,862	36	17
Other receivables	44	154	-
Related party	43	-	-
Investments including derivatives	507	57	205
Total current assets	4,790	247	296

Non-current assets
Trade and other receivables	423	121	67
Total non-current assets	423	121	67

Total assets	5,213	368	363

Current liabilities
Debentures, loans and borrowings	1,213	742	-
Trade and other payables	1,346	70	237
Total current liabilities	2,559	812	237

Non-current liabilities
Debentures and bank loans	9,104	4,045	-
Other liabilities including derivatives	-	159	10
Total non-current liabilities	9,104	4,204	10

Total liabilities	11,663	5,016	247

Total exposure in the statement of financial position	(6,450)	(4,648)	116

Forward transactions	(2,308)	1,994	314

Schedule of Israeli CPI and significant exchange rates
	Year ended December 31			December 31
	2015	2016	2017	2015	2016	2017
	Rate of change			Reporting date spot rate
	%	%	%	NIS	NIS	NIS

1 US dollar	0.3	(1.5)	(9.8)	3.902	3.845	3.467
1 euro	(10.1)	(4.8)	2.7	4.2468	4.044	4.153
Israeli CPI in points	(0.9)	(0.3)	0.3	140.01	139.59	140.00

Schedule of interest bearing financial instruments
	December 31
	2016	2017
	NIS	NIS

Fixed rate instruments
Financial assets	2,503	2,164
Financial liabilities	(12,711)	(13,697)
	(10,208)	(11,533)
Variable rate instruments
Financial assets	99	47
Financial liabilities	(1,712)	(1,407)
	(1,613)	(1,360)

Schedule of fair value of observable market-based data (level 2) in fair value hierarchy
		Number of	Nominal		Capital
Hedge item	Repayment date	Transactions	Value	Fair value	reserve
			NIS	NIS	NIS
December 31, 2016:
Debentures (Series 6)	December 2018 - December 2022	9	1,994	(176)	54
			1,994	(176)	54
December 31, 2017:
Debentures (Series 6)	December 2018 - December 2022	9	1,994	(200)	48
			1,994	(200)	48

Schedule of carrying amount and fair value of groups of financial instruments
	December 31, 2016		December 31, 2017
					Fair value
					weighted
					average
	Carrying		Carrying		discount
	amount	Fair value	amount	Fair value	rate
	NIS	NIS	NIS	NIS	%

Secured loans from banks and others
Unlinked	2,947	3,089	4,436	4,693	2.63
Debentures
Issued to the public (CPI-linked)	4,419	4,677	4,911	5,208	0.95
Issued to institutional investors (US$ linked)	4,166	4,246	4,097	4,322	2.35
Issued to institutional investors (unlinked)	830	879	15	17	2.44
Issued to institutional investors (CPI-linked)	403	440	302	326	1.62
	12,765	13,331	13,761	14,566

Schedule of analysis financial instruments carried at fair value
	December 31, 2016
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS

Financial assets held for trading
Monetary funds and ETFs	31	-	-	31
Marketable securities	655	-	-	655
Derivatives not used in hedging
Forward contracts on CPI	-	(176)	-	(176)
Contingent consideration for a business combination	-	-	(84)	(84)

	686	(176)	(84)	426

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS

Financial assets held for trading
Monetary funds and ETFs	14	-	-	14
Marketable securities	480	-	-	480
Derivatives not used in hedging
Forward contracts	-	(212)	-	(212)
Contingent consideration for a business combination	-	-	43	43

	494	(212)	43	325

Schedule of fair value of contingent consideration liability for business combination
	December 31, 2016		December 31, 2017
	Maximum		Maximum
	additional		additional
	consideration		consideration
	under the		under the
	agreement	Fair value	agreement	Fair value
	NIS	NIS	NIS	NIS
Additional consideration for the business results of DBS (second additional consideration)	170	84	170	43

Schedule of carrying amount of balances as stated in statement of financial position
	December 31,
	2016	2017
	NIS	NIS
Trade and other receivables, gross	119	115
Offset amounts	(97)	(99)
Trade and other receivables presented in the statement of financial position	22	16

Trade payables, gross	147	143
Offset amounts	(97)	(99)
Trade and other payables presented in the statement of financial position	50	44